FEDERATED STOCK TRUST


SUPPLEMENT TO CURRENT PROSPECTUS DATED DECEMBER 31, 2005.



Under "Who Manages the Fund?" please delete the biography of William Dierker. Kevin R. McCloskey remains as a portfolio of the Fund.






                                                       August 18, 2006



Federated Securities Corp., Distributor

Cusip 313900102
35435 (8/06)